UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                       811-6604

Dreyfus BASIC Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	02/28
Date of reporting period:	11/30/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Basic Money Market Fund, Inc.
November 30, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--33.0%	Principal Amount ($)	Value ($)

Allied Irish Banks (Yankee)
2.90%, 12/5/08	50,000,000	50,000,110
Banca Intesa SpA (Yankee)
3.12%, 2/27/09	50,000,000	50,000,000
Banco Santander Puerto Rico (Yankee)
3.00%, 12/10/08	40,000,000	40,000,000
Barclays Bank PLC (Yankee)
2.55% - 3.75%, 12/29/08 - 1/22/09	35,000,000	35,000,000
DZ Bank AG (Yankee)
3.20%, 12/24/08	25,000,000	25,000,157
Fortis Bank (Yankee)
2.50% - 3.17%, 12/23/08 - 3/9/09	50,000,000	50,000,000
Landesbank Baden-Wurttemberg (Yankee)
3.15%, 2/11/09	50,000,000	50,000,000
Natixis (Yankee)
3.15%, 3/12/09	50,000,000	50,000,000
UBS AG (Yankee)
3.20%, 3/16/09	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $375,000,267)		375,000,267
Commercial Paper--54.9%

Atlantic Asset Securitization LLC
1.56% - 1.76%, 2/5/09 - 2/18/09	43,000,000 a	42,857,215
Atlantis One Funding Corp.
1.51% - 2.01%, 2/3/09 - 2/19/09	50,000,000 a	49,827,778
Bank of America Corp.
2.01%, 2/12/09	9,638,000	9,598,913
BNP Paribas Finance Inc.
0.69%, 12/1/08	30,000,000	30,000,000
CAFCO LLC
3.02%, 1/20/09 - 1/21/09	49,300,000 a	49,093,167

Citigroup Funding Inc.
3.46%, 12/2/08	50,000,000	49,995,208
Gemini Securitization Corp., LLC
3.22%, 12/22/08	40,000,000 a	39,925,333
General Electric Capital Corp.
2.52%, 2/3/09	50,000,000 b	49,777,778
Hannover Funding Company LLC
2.25%, 12/8/08	50,000,000 a	49,978,125
LMA Americas LLC
2.06%, 2/19/09	50,000,000 a	49,772,222
Market Street Funding LLC
2.51%, 1/15/09	50,000,000 a	49,843,750
Mont Blanc Capital Corp.
3.12%, 1/30/09	50,000,000 a	49,741,667
Prudential Funding LLC
0.60%, 12/1/08	40,000,000	40,000,000
Surrey Funding Corp.
2.77%, 2/5/09	15,000,000 a	14,924,375
Working Capital Management Co. L.P.
2.77%, 2/6/09	50,000,000 a	49,744,097
Total Commercial Paper
(cost $625,079,628)		625,079,628
Corporate Notes--4.3%

Lehman Brothers Holdings Inc.
0.00%, 3/27/09	45,000,000 c,d	4,275,000
Wells Fargo & Co.
2.91%, 12/2/08	45,000,000 b	45,000,000
Total Corporate Notes
(cost $90,000,000)		49,275,000
Time Deposit--1.9%

RBS Citizens NA (Grand Cayman)
0.20%, 12/1/08
(cost $21,000,000)	21,000,000	21,000,000
Repurchase Agreement--2.6%

Deutsche Bank Securities
0.25%, dated 11/28/08, due 12/1/08 in the amount of
$30,000,625 (fully collateralized by $2,974,000

Federal Agricultural Mortgage Corp., 0%, due
12/23/08, value $2,973,703 and $26,160,000 Federal
Home Loan Bank, 3.625%-4.50%, due 9/16/11-2/18/15,
value $27,626,479)
(cost $30,000,000)	30,000,000	30,000,000
Short-Term Investment--3.1%

Capital Support Agreement
(cost $0)	0 [d]	35,530,517
Total Investments (cost $1,141,079,895)	99.8%	1,135,885,412
Cash and Receivables (Net)	.2%	2,058,708
Net Assets	100.0%	1,137,944,120

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2008, these securities amounted to $445,707,729 or 39.2% of net assets.

b	Variable rate security--interest rate subject to periodic change.

c	Issuer filed for bankruptcy.

d	The Bank of New York Mellon Corporation ("BNY Mellon") has entered into a Capital Support Agreement with the fund, which provides that BNY Mellon, at no cost to the fund, will contribute capital to the fund up to 100% of the amortized cost of the security to the extent that the fund maintains a net asset value of $.995 on the sale, final liquidation or other final payment of the security.

At November 30, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,135,885,412

Level 3 - Significant Unobservable Inputs	0

Total	1,135,885,412

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BASIC Money Market Fund, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	January 26, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 26, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)